Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating activities
Net income (loss)	$ 996	$ 3,499	$ (2,058)
Share of equity accounted earnings, net of distributions	(563)	(848)	1,367
Fair value (gains) losses, net	(20)	(2,521)	1,322
Deferred income tax expense (benefit)	118	356	162
Depreciation and amortization	287	308	319
Working capital and other	(871)	(188)	220
Cash flows from (used in) operating activities	(53)	606	1,332
Financing activities
Debt obligations, issuance	9,048	16,010	11,392
Debt obligations, repayments	(10,704)	(15,704)	(9,821)
Capital securities, issued	57	932	0
Capital securities, redeemed	(3)	(301)	(13)
Preferred equity, issued	0	0	278
Non-controlling interests, issued	2,605	4,624	350
Non-controlling interests, purchased	(2,455)	(263)	(30)
Settlement of deferred consideration	(5)	0	0
Repayment of lease liabilities	(26)	(23)	(22)
Limited partnership units, issued	0	0	738
Issuances to redeemable/exchangeable and special limited partnership unitholders	0	1,252	225
Cash flows from (used in) financing activities	(6,458)	(666)	(215)
Acquisitions
Investment properties	(1,395)	(2,107)	(2,306)
Property, plant and equipment	(207)	(156)	(169)
Equity accounted investments	(91)	(688)	(522)
Financial assets and other	(889)	(1,290)	(1,169)
Cash acquired in business combinations	70	35	0
Dispositions
Investment properties	1,861	2,431	2,252
Property, plant and equipment	58	373	29
Equity accounted investments	972	796	124
Financial assets and other	1,702	1,267	1,273
Disposition of subsidiaries	5,689	(203)	522
Cash impact of deconsolidation and reclassification to assets held for sale	(73)	0	(32)
Restricted cash and deposits	114	(276)	(101)
Cash flows from (used in) investing activities	7,811	182	(99)
Cash and cash equivalents
Net change in cash and cash equivalents during the year	1,300	122	1,018
Effect of exchange rate fluctuations on cash and cash equivalents held in foreign currencies	(59)	(19)	17
Balance, beginning of year	2,576	2,473	1,438
Balance, end of year	4,020	2,576	2,473
Cash paid for:
Income taxes, net of refunds received	114	67	107
Interest (excluding dividends on capital securities)	2,450	2,312	2,276
Disposal groups classified as held for sale
Cash and cash equivalents
Net change in cash and cash equivalents during the year	203	0	0
Exchange LP Units
Financing activities
Repurchased units	0	(18)	0
Limited partners
Operating activities
Net income (loss)	(47)	530	(1,098)
Financing activities
Repurchased units	0	(2,660)	(935)
Distributions	(419)	(358)	(583)
Class A shares of Brookfield Properties Retail Holding LLC
Financing activities
Repurchased units	0	(370)	(171)
Distributions	0	(13)	(68)
Interests of others in operating subsidiaries and properties
Financing activities
Distributions	(3,757)	(3,223)	(920)
Preferred distributions
Financing activities
Distributions	(44)	(44)	(42)
Redeemable/ exchangeable and special limited partnership units
Financing activities
Distributions	(748)	(504)	(587)
Limited partnership units of Brookfield Office Properties Exchange LP
Financing activities
Distributions	0	(1)	(4)
FV LTIP units of the Operating Partnership
Financing activities
Repurchased units	(5)	0	0
Distributions	$ (2)	$ (2)	$ (2)